Cover	Apr. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2023
Entity File Number	001-40311
Entity Registrant Name	Panacea Acquisition Corp. II
Entity Central Index Key	0001828989
Entity Tax Identification Number	98-1578154
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	357 Tehama Street
Entity Address, Address Line Two	Floor 3
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	966-0807
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PANA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable